Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Activity on Borrower Relationships with Aggregate Debt
A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2020	$3,974
New loans	54
Repayments	(1,588)
Other changes	289
Total loans at December 31, 2020	$2,729